Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Acquired Intangible Assets [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
Remainder of 2013	$ 16.7
2014	22.2
2015	22.2
2016	22.2
2017	22.1
Integrated Software System [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
Remainder of 2013	1.6
2014	2.2
2015	2.2
2016	$ 0.7